SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y	May 31, 2011 Golar LNG Energy Limited	Jun. 30, 2011 Golar LNG Energy Limited	Dec. 31, 2011 Golar Scheme [Member]	Dec. 31, 2010 Golar Scheme [Member]	Dec. 31, 2009 Golar Scheme [Member]	Oct. 31, 2009 Energy Scheme [Member]	Dec. 31, 2011 Energy Scheme [Member]	Dec. 31, 2009 Energy Scheme [Member]	Oct. 31, 2009 Energy Scheme [Member] Golar LNG Energy Limited	Dec. 31, 2011 Energy Scheme [Member] Golar LNG Energy Limited	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2010 Stock Options [Member] Y	Dec. 31, 2009 Stock Options [Member] Y	Jul. 31, 2001 Stock Options [Member]	Feb. 28, 2002 Stock Options [Member] Golar Scheme [Member]	Jul. 31, 2001 Stock Options [Member] Directors and Executive Officers [Member]
Share options:
Number of shares authorized for grant																						2,000,000
Award term until expiration																							5 years	10 years
Award vesting period, minimum (in years)																							3
Award vesting period, maximum (in years)																							4
Subsidiary stock options exchanged for parent company stock options									5,400,000
Options, outstanding (in shares)	849,000	7,279,000	5,487,000	849,000	7,279,000	5,487,000				800,000	1,000,000	1,500,000		0	3,900,000
Cost of options modified															$ 1.4
Award vesting period															2 years 8 months 12 days
Weighted average assumptions used:
Risk free interest rate																			1.80%	2.00%	2.40%
Expected volatility of common stock																			53.20%	56.70%	54.40%
Expected dividend yield				0.00%															0.00%	0.00%	0.00%
Expected life of options (in years)																			2.6	3.5	3.5
Outstanding:
Options outstanding, beginning of year (in shares)				7,279,000	5,487,000	2,670,000				800,000	1,000,000	1,500,000		6,100,000
Options outstanding, grants in period (in shares)					2,323,000	4,190,000		900,000					300,000	897,000		3,900,000								400,000
Options outstanding, exercises in period (in shares)				(1,604,000)	(531,000)	(200,000)
Options outstanding, forfeitures in period (in shares)				(285,000)		(1,173,000)
Options outstanding, expirations in period (in shares)													(1,100,000)				(5,438,000)
Option outstanding, end of year (in shares)	849,000	7,279,000	5,487,000	849,000	7,279,000	5,487,000				800,000	1,000,000	1,500,000		0	3,900,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding (USD per share)	$ 10.11	$ 2.96	$ 4.51	$ 10.11	$ 2.96	$ 4.51	$ 14.51
Weighted average exercise price, options, granted during period (USD per share)		$ 1.62	$ 2.77		$ 1.62	$ 2.77								$ 11.84
Weighted average exercise price, options, exercises in period (USD per share)	$ 7.46		$ 9.89	$ 7.46		$ 9.89
Weighted average exercise price, options, forfeitures in period (USD per share)				$ 5.43	$ 7.81	$ 20.16
Weighted average exercise price, options, cancellations in period (USD per share)																	$ 1.95
Weighted average remaining contractual term, options, outstanding (in years)	1.2	2.0	2.2	1.2	2.0	2.2	3.2
Options exercisable, outstanding (in shares)	299,000	2,217,000	1,272,000	299,000	2,217,000	1,272,000
Options exercisable, weighted average exercise price (USD per share)	$ 9.94	$ 4.66	$ 10.12	$ 9.94	$ 4.66	$ 10.12
Options exercisable, weighted average remaining contractual term (in years)	0.3	1.1	1.2
Intrinsic value of share options exercised				14.9	3.5	0.7
Intrinsic value of share options outstanding and exercisable	29.2	7.3		29.2	7.3
Fair value of share options vested				6.3	1.8	3.9
Compensation cost				2.0	1.9	1.7
Total unrecognized compensation cost																		6.2	6.2	7.0
Weighted average period of recognition for unrecognized compensation cost (in years)																		1.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 29.2	$ 7.3		$ 29.2	$ 7.3